Employee Benefit Plans and Postretirement Benefits - Changes in Level 3 Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	$ 2,439
Ending plan assets	2,701	$ 2,439
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	135
Ending plan assets	149	135
Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	817
Ending plan assets	1,239	817
Other types of investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	135
Ending plan assets	149	135
Other types of investments [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	135
Ending plan assets	149	135
Other types of investments [Member] | Insurance contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	135	133
Actual return on plan assets relating to assets still held at reporting date	6	3
Purchases	8	7
Settlements	(5)	(6)
Transfers in and/or out of level 3	(3)	2
Currency impact	8	(4)
Ending plan assets	$ 149	$ 135